23. Subsequent Events	12 Months Ended
Jun. 30, 2024
Notes
23. Subsequent Events

23. Subsequent Events

On August 7, 2024, the Company issued 2,024,496 common shares in connection with our acquisition of the First Stage Interest with respect to the Engo Valley Uranium Project.

On August 22, 2024, the Company entered into an ATM Sales Agreement, as amended on October 18, 2024, with ThinkEquity LLC (the “Agent”), as sales agent, pursuant to which the Company may offer and sell, from time to time through the Agent, up to US$2,900,000 of common shares of the Company. As of the date of these consolidated financial statements, the Company has sold 820,541 common shares for gross proceeds of USD $327,847.